Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of financial assets [line items]
Current	$ 192,202.7		$ 154,530.8
Noncurrent	7,822.9	$ 238.6	7,208.7
Investment in equity and debt instruments at FVTOCI	200,025.6		161,739.5
Debt securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	187,359.9		149,802.9
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	108,612.1		79,605.5
Debt securities [member] | Agency mortgage-backed securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	46,611.4		37,959.7
Debt securities [member] | Government bonds/Agency bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	20,645.9		22,338.9
Debt securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	11,490.5		9,898.8
Equity instruments [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	12,665.7		11,936.6
Equity instruments [member] | Non-publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	7,822.9		7,208.7
Equity instruments [member] | Publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	$ 4,842.8		$ 4,727.9